INTANGIBLE ASSETS, NET (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
INTANGIBLE ASSETS, NET
Summary of intangible assets

	March 31, 2022	September 30, 2022	September 30, 2022
	(RMB)	(RMB)	($)
		(Unaudited)	(Unaudited)
Cost
Patents	79,608,000	79,608,000	$11,212,710
Licenses, software and laboratory information system	6,143,880	10,150,478	1,429,685
Land use rights	67,181,860	67,181,860	9,462,500
Total Cost	152,933,740	156,940,338	22,104,895
Less: Accumulated Amortization	(72,215,762)	(75,625,405)	(10,651,765)
Intangible Assets, net	80,717,978	81,314,933	$11,453,130

	As of March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
Cost
Patents	79,608,000	79,608,000	$12,540,248
Licenses, software and laboratory information system	2,526,272	6,143,880	967,814
Land use rights	67,181,860	67,181,860	10,582,820
Total Cost	149,316,132	152,933,740	24,090,882
Less: Accumulated Amortization	(65,537,529)	(72,215,762)	(11,375,785)
Intangible Assets, net	83,778,603	80,717,978	$12,715,097